FSB Bancorp, Inc. (Parent Company Only) Financial Information (Restated) (Details) - USD ($) $ in Thousands		Dec. 31, 2017		Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Assets
Cash and cash equivalents	[1]	$ 10,397					$ 7,407		$ 6,147
Total Assets		314,382	[1]	$ 304,372	$ 290,922	$ 286,133	273,593	[1]
Liabilities and Stockholders' Equity
Total Liabilities		283,326	[1]	273,199	258,883	254,340	241,818	[1]
Stockholders' Equity		31,056	[1]	31,173	32,039	31,793	31,775	[1]	21,760	[1]
Total Liabilities and Stockholders' Equity		314,382	[1]	$ 304,372	$ 290,922	$ 286,133	273,593	[1]
Parent company
Assets
Cash and cash equivalents		1,717					2,881		$ 265
Investment in banking subsidiary		29,008					28,526
ESOP loan receivable		365					398
Total Assets		31,090					31,805
Liabilities and Stockholders' Equity
Total Liabilities		34					30
Stockholders' Equity		31,056					31,775
Total Liabilities and Stockholders' Equity		$ 31,090					$ 31,805

[1]	Restated